Subsequent Events (Details) - Subsequent Event [Member] - 2016 Facility 1 [Member] ¥ in Thousands, $ in Millions	24 Months Ended
	Jul. 31, 2018	Jul. 13, 2016 USD ($)	Jul. 13, 2016 CNY (¥)
Subsequent Event [Line Items]
Outstanding balance under facility | $		$ 18
Reference rate	1 month LIBOR
Percentage added to the reference rate to compute the floating interest rate	1.00%
Pledged time deposit			¥ 133,428
Transaction cost			¥ 1,966